Financial Risks - Summary of Breakdown of Wholesale Receivables and Dealer Loan Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	¥ 17,638,825	¥ 19,488,811
Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	17,214,236	19,132,321
Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	411,202	330,243
Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	13,387	26,247
Performing [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	4,478,021	4,741,270
Performing [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	4,478,021	4,741,270
Credit Watch [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	357,379	193,799
Credit Watch [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	213,400	61,078
Credit Watch [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	143,979	132,721
At Risk [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	56,776	49,489
At Risk [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	54,774	45,231
At Risk [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	2,003	4,258
Default [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	10,360	21,209
Default [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	10,360	21,209
Loan commitments [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	10,477,894	11,245,712
Loan commitments [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	10,288,422	11,129,604
Loan commitments [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	188,448	115,327
Loan commitments [Member] | Expected credit loss for the entire period [Member] | Credit-impaired financial receivable [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	1,024	781
Financial guarantee contracts [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	2,258,395	3,237,333
Financial guarantee contracts [Member] | Expected credit loss for 12 months [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	2,234,393	3,200,368
Financial guarantee contracts [Member] | Expected credit loss for the entire period [Member] | Financial receivable not credit-impaired [Member]
Disclosure of breakdown of wholesale receivables and dealer loan receivables [Line items]
Wholesale and other dealer loan	¥ 24,001	¥ 36,964